SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Net Sales and Earnings by Segment
Our segment net sales and earnings were as follows:

For the years ended December 31,	2017	2016	2015
Net sales:
North America	$6,621,173	$6,532,988	$6,468,158
International and Other	894,253	907,193	918,468
Total	$7,515,426	$7,440,181	$7,386,626

Segment income (loss):
North America	$2,044,218	$2,040,454	$2,075,331
International and Other	11,532	(29,139)	(98,067)
Total segment income	2,055,750	2,011,315	1,977,264
Unallocated corporate expense (1)	499,251	488,318	489,002
Unallocated mark-to-market (gains) losses on commodity derivatives	(35,292)	163,238	—
Goodwill, indefinite and long-lived asset impairment charges	208,712	4,204	280,802
Costs associated with business realignment activities	69,359	93,902	110,797
Acquisition and integration costs	311	6,480	20,899
Operating profit	1,313,409	1,255,173	1,075,764
Interest expense, net	98,282	90,143	105,773
Other (income) expense, net	104,459	65,549	68,144
Income before income taxes	$1,110,668	$1,099,481	$901,847

(1)
Includes centrally-managed (a) corporate functional costs relating to legal, treasury, finance, and human resources, (b) expenses associated with the oversight and administration of our global operations, including warehousing, distribution and manufacturing, information systems and global shared services, (c) non-cash stock-based compensation expense, and (d) other gains or losses that are not integral to segment performance.

Schedule of Unallocated Mark-to-Market (Gains) Losses on Commodity Derivatives
Activity within the unallocated mark-to-market (gains) losses on commodity derivatives is as follows:

For the years ended December 31,	2017	2016
Net losses on mark-to-market valuation of commodity derivative positions recognized in income	$55,734	$171,753
Net losses on commodity derivative positions reclassified from unallocated to segment income	(91,026)	(8,515)
Net (gains) losses on mark-to-market valuation of commodity derivative positions recognized in unallocated derivative (gains) losses	$(35,292)	$163,238

Schedule of Depreciation and Amortization Expense Included within Segment Income
Depreciation and amortization expense included within segment income presented above is as follows:

For the years ended December 31,	2017	2016	2015
North America	$171,265	$162,211	$153,185
International and Other	42,542	50,753	46,342
Corporate (1)	48,046	88,873	45,401
Total	$261,853	$301,837	$244,928

(1)
Corporate includes non-cash asset-related accelerated depreciation and amortization related to business realignment activities, as discussed in Note 7. Such amounts are not included within our measure of segment income.

Schedule of Segment Information by Geography
Additional geographic information is as follows:

	2017	2016	2015
Net sales:
United States	$6,263,703	$6,196,723	$6,116,490
Other	1,251,723	1,243,458	1,270,136
Total	$7,515,426	$7,440,181	$7,386,626

Long-lived assets:
United States	$1,575,496	$1,528,255	$1,528,723
Other	531,201	648,993	711,737
Total	$2,106,697	$2,177,248	$2,240,460